UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3759

Variable Insurance Products Fund IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2009

This report on Form N-CSR relates solely to the Registrant's Financial Services Portfolio series (the "Fund").

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:
Financial Services Portfolio

Semiannual Report

June 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Initial Class	.95%
Actual		$ 1,000.00	$ 1,078.50	$ 4.90
Hypothetical A		$ 1,000.00	$ 1,020.08	$ 4.76
Investor Class	1.06%
Actual		$ 1,000.00	$ 1,078.80	$ 5.46
Hypothetical A		$ 1,000.00	$ 1,019.54	$ 5.31

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Deutsche Bank AG (NY Shares)	5.1	0.0
Morgan Stanley	5.0	3.4
Genworth Financial, Inc. Class A (non-vtg.)	4.5	0.0
Euronet Worldwide, Inc.	3.9	0.0
Bank of America Corp.	3.8	3.0
JPMorgan Chase & Co.	3.8	2.7
Goldman Sachs Group, Inc.	3.5	3.9
China Merchants Bank Co. Ltd. (H Shares)	3.3	0.0
KeyCorp	3.0	0.5
Xinyuan Real Estate Co. Ltd. ADR	3.0	0.0
	38.9
Top Industries (% of fund's net assets)
As of June 30, 2009
Capital Markets	27.6%
Insurance	18.6%
Diversified Financial Services	15.7%
Commercial Banks	15.2%
IT Services	6.3%
All Others*	16.6%

As of December 31, 2008
Insurance	25.3%
Capital Markets	23.2%
Commercial Banks	12.3%
Diversified Financial Services	10.9%
IT Services	4.8%
All Others*	23.5%

* Includes short-term investments and net other assets.

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CAPITAL MARKETS - 27.6%
Asset Management & Custody Banks - 9.9%
Bank Sarasin & Co. Ltd. Series B (Reg.)	13,633	$ 424,149
BlackRock, Inc. Class A	2,200	385,924
EFG International (d)	58,981	637,911
Franklin Resources, Inc.	4,200	302,442
GLG Partners, Inc.	4,700	19,223
Janus Capital Group, Inc.	12,800	145,920
Julius Baer Holding Ltd.	10,202	396,098
KKR Private Equity Investors, LP Restricted Depositary Units (a)(e)	2,200	13,200
Legg Mason, Inc. (d)	26,562	647,582
T. Rowe Price Group, Inc.	10,910	454,620
The Blackstone Group LP	86,500	911,710
		4,338,779
Diversified Capital Markets - 5.6%
Credit Suisse Group sponsored ADR	4,900	224,077
Deutsche Bank AG (NY Shares)	37,050	2,260,049
		2,484,126
Investment Banking & Brokerage - 12.1%
GFI Group, Inc.	148,039	997,783
Goldman Sachs Group, Inc.	10,500	1,548,121
Lazard Ltd. Class A	9,000	242,280
MF Global Ltd. (a)	51,543	305,650
Morgan Stanley	77,800	2,218,078
		5,311,912
TOTAL CAPITAL MARKETS		12,134,817
COMMERCIAL BANKS - 15.2%
Diversified Banks - 7.6%
Banco Macro SA sponsored ADR (a)(d)	42,600	689,694
BBVA Banco Frances SA sponsored ADR (a)	22,300	104,587
China Citic Bank Corp. Ltd. Class H	79,000	51,274
China Merchants Bank Co. Ltd. (H Shares)	637,000	1,458,132
U.S. Bancorp, Delaware	19,800	354,816
Wells Fargo & Co.	28,800	698,688
		3,357,191
Regional Banks - 7.6%
Bank of Hawaii Corp.	7,684	275,318
Cathay General Bancorp	5,030	47,835
Fifth Third Bancorp	15,400	109,340
Glacier Bancorp, Inc.	33,160	489,773
Huntington Bancshares, Inc.	29,300	122,474
KeyCorp	255,400	1,338,296
PNC Financial Services Group, Inc.	8,897	345,293

	Shares	Value
Umpqua Holdings Corp.	48,467	$ 376,104
Zions Bancorp (d)	19,100	220,796
		3,325,229
TOTAL COMMERCIAL BANKS		6,682,420
CONSUMER FINANCE - 0.7%
Consumer Finance - 0.7%
Capital One Financial Corp.	9,800	214,424
Promise Co. Ltd. (d)	7,500	95,993
		310,417
DIVERSIFIED FINANCIAL SERVICES - 15.0%
Other Diversified Financial Services - 8.0%
Bank of America Corp.	127,328	1,680,730
Citigroup, Inc. (d)	55,775	165,652
JPMorgan Chase & Co.	48,638	1,659,042
		3,505,424
Specialized Finance - 7.0%
BM&F BOVESPA SA	72,600	433,698
CIT Group, Inc.	492,149	1,058,120
CME Group, Inc.	3,843	1,195,596
Deutsche Boerse AG	4,900	379,952
JSE Ltd.	6,100	38,357
		3,105,723
TOTAL DIVERSIFIED FINANCIAL SERVICES		6,611,147
INSURANCE - 18.6%
Insurance Brokers - 0.1%
National Financial Partners Corp.	5,600	40,991
Life & Health Insurance - 7.4%
Lincoln National Corp.	76,038	1,308,614
MetLife, Inc.	30,056	901,981
Principal Financial Group, Inc.	53,742	1,012,499
Protective Life Corp.	2,800	32,032
		3,255,126
Multi-Line Insurance - 5.9%
Genworth Financial, Inc. Class A (non-vtg.)	282,115	1,971,984
Hartford Financial Services Group, Inc.	53,160	631,009
		2,602,993
Property & Casualty Insurance - 3.2%
CNA Financial Corp.	29,808	461,130
Fidelity National Financial, Inc. Class A	12,604	170,532
United America Indemnity Ltd. Class A (a)	4,300	20,597
XL Capital Ltd. Class A	65,800	754,068
		1,406,327
Reinsurance - 2.0%
Everest Re Group Ltd.	6,518	466,493
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Reinsurance - continued
Transatlantic Holdings, Inc.	700	$ 30,331
Validus Holdings Ltd.	17,482	384,254
		881,078
TOTAL INSURANCE		8,186,515
INTERNET SOFTWARE & SERVICES - 1.5%
Internet Software & Services - 1.5%
China Finance Online Co. Ltd. ADR (a)(d)	64,147	664,242
IT SERVICES - 6.3%
Data Processing & Outsourced Services - 6.3%
CyberSource Corp. (a)	4,948	75,704
Euronet Worldwide, Inc. (a)	88,304	1,712,215
MasterCard, Inc. Class A	1,300	217,503
MoneyGram International, Inc. (a)	106,668	189,869
Visa, Inc.	9,400	585,244
		2,780,535
MEDIA - 2.1%
Publishing - 2.1%
McGraw-Hill Companies, Inc.	30,775	926,635
PROFESSIONAL SERVICES - 1.1%
Research & Consulting Services - 1.1%
First Advantage Corp. Class A (a)	32,229	490,203
REAL ESTATE INVESTMENT TRUSTS - 0.4%
Industrial REITs - 0.1%
ProLogis Trust	3,400	27,404
Mortgage REITs - 0.0%
Chimera Investment Corp.	3,500	12,215
Residential REITs - 0.2%
UDR, Inc.	10,675	110,273
Retail REITs - 0.1%
CBL & Associates Properties, Inc.	2,129	11,475
Developers Diversified Realty Corp.	6,377	31,120
		42,595
TOTAL REAL ESTATE INVESTMENT TRUSTS		192,487
REAL ESTATE MANAGEMENT & DEVELOPMENT - 6.3%
Diversified Real Estate Activities - 0.4%
Mitsubishi Estate Co. Ltd.	11,000	183,952
Real Estate Development - 5.9%
Central China Real Estate Ltd.	3,821,000	1,262,179
Xinyuan Real Estate Co. Ltd. ADR (a)(d)	206,336	1,337,057
		2,599,236
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		2,783,188

	Shares	Value
ROAD & RAIL - 3.3%
Trucking - 3.3%
Arkansas Best Corp. (d)	24,780	$ 652,953
Dollar Thrifty Automotive Group, Inc. (a)	56,801	792,374
		1,445,327
SPECIALTY RETAIL - 0.1%
Home Improvement Retail - 0.1%
Home Depot, Inc.	1,360	32,137
THRIFTS & MORTGAGE FINANCE - 0.2%
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	25,800	70,176
Washington Mutual, Inc.	16,757	1,692
		71,868
TOTAL COMMON STOCKS (Cost $39,466,297)		43,311,938
Convertible Preferred Stocks - 0.7%

DIVERSIFIED FINANCIAL SERVICES - 0.7%
Other Diversified Financial Services - 0.7%
Citigroup, Inc. Series T, 6.50% (Cost $295,822)	9,400	315,488
Money Market Funds - 10.4%

Fidelity Cash Central Fund, 0.40% (b)	260,243	260,243
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	4,298,425	4,298,425
TOTAL MONEY MARKET FUNDS (Cost $4,558,668)		4,558,668
TOTAL INVESTMENT PORTFOLIO - 109.5% (Cost $44,320,787)		48,186,094
NET OTHER ASSETS - (9.5)%		(4,168,396)
NET ASSETS - 100%		$ 44,017,698
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,200 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,271
Fidelity Securities Lending Cash Central Fund	158,127
Total	$ 162,398
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 958,772	$ 958,772	$ -	$ -
Financials	37,288,347	36,972,859	315,488	-
Industrials	1,935,530	1,935,530	-	-
Information Technology	3,444,777	3,444,777	-	-
Money Market Funds	4,558,668	4,558,668	-	-
Total Investments in Securities:	$ 48,186,094	$ 47,870,606	$ 315,488	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	72.7%
Germany	5.9%
Cayman Islands	5.9%
Switzerland	3.9%
China	3.4%
Bermuda	3.2%
Argentina	1.8%
Hong Kong	1.5%
Brazil	1.0%
Others (individually less than 1%)	0.7%
100.0%
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $5,802,731 all of which will expire on December 31, 2016.
The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $6,383,470 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,125,173) - See accompanying schedule: Unaffiliated issuers (cost $39,762,119)	$ 43,627,426
Fidelity Central Funds (cost $4,558,668)	4,558,668
Total Investments (cost $44,320,787)		$ 48,186,094
Foreign currency held at value (cost $10,538)		10,538
Receivable for investments sold		1,534,734
Dividends receivable		13,020
Distributions receivable from Fidelity Central Funds		11,203
Prepaid expenses		196
Other receivables		177
Total assets		49,755,962

Liabilities
Payable to custodian bank	$ 747,492
Payable for investments purchased	610,822
Payable for fund shares redeemed	29,795
Accrued management fee	21,734
Other affiliated payables	5,251
Other payables and accrued expenses	24,745
Collateral on securities loaned, at value	4,298,425
Total liabilities		5,738,264

Net Assets		$ 44,017,698
Net Assets consist of:
Paid in capital		$ 63,654,529
Undistributed net investment income		295,826
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(23,803,119)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,870,462
Net Assets		$ 44,017,698

Statement of Assets and Liabilities - continued

June 30, 2009 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($24,913,111 ÷ 4,439,080 shares)	$ 5.61

Investor Class: Net Asset Value, offering price and redemption price per share ($19,104,587 ÷ 3,414,942 shares)	$ 5.59

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Dividends		$ 296,161
Interest		62
Income from Fidelity Central Funds (including $158,127 from security lending)		162,398
Total income		458,621

Expenses
Management fee	$ 89,082
Transfer agent fees	23,501
Accounting and security lending fees	6,459
Custodian fees and expenses	21,446
Independent trustees' compensation	115
Audit	16,045
Legal	24
Miscellaneous	1,387
Total expenses before reductions	158,059
Expense reductions	(1,654)	156,405
Net investment income (loss)		302,216
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(10,119,599)
Foreign currency transactions	(16,785)
Total net realized gain (loss)		(10,136,384)
Change in net unrealized appreciation (depreciation) on: Investment securities	13,800,078
Assets and liabilities in foreign currencies	5,238
Total change in net unrealized appreciation (depreciation)		13,805,316
Net gain (loss)		3,668,932
Net increase (decrease) in net assets resulting from operations		$ 3,971,148

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 302,216	$ 898,088
Net realized gain (loss)	(10,136,384)	(13,298,599)
Change in net unrealized appreciation (depreciation)	13,805,316	(12,685,138)
Net increase (decrease) in net assets resulting from operations	3,971,148	(25,085,649)
Distributions to shareholders from net investment income	(84,918)	(802,048)
Distributions to shareholders from net realized gain	-	(2,471,464)
Total distributions	(84,918)	(3,273,512)
Share transactions - net increase (decrease)	10,648,840	23,585,553
Redemption fees	35,509	59,484
Total increase (decrease) in net assets	14,570,579	(4,714,124)

Net Assets
Beginning of period	29,447,119	34,161,243
End of period (including undistributed net investment income of $295,826 and undistributed net investment income of $78,528, respectively)	$ 44,017,698	$ 29,447,119

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 5.22	$ 11.57	$ 14.60	$ 12.98	$ 12.19	$ 10.91
Income from Investment Operations
Net investment income (loss) E	.05	.21	.20	.18	.16	.12
Net realized and unrealized gain (loss)	.35	(5.68)	(2.02)	1.86	.77	1.15
Total from investment operations	.40	(5.47)	(1.82)	2.04	.93	1.27
Distributions from net investment income	(.02)	(.15)	(.36)	(.16)	(.14)	-
Distributions from net realized gain	-	(.74)	(.86)	(.27)	-	-
Total distributions	(.02)	(.89)	(1.22)	(.43)	(.14)	-
Redemption fees added to paid in capital E	.01	.01	.01	.01	- I	.01
Net asset value, end of period	$ 5.61	$ 5.22	$ 11.57	$ 14.60	$ 12.98	$ 12.19
Total Return B,C,D	7.85%	(50.08)%	(13.43)%	16.29%	7.71%	11.73%
Ratios to Average Net Assets F,H
Expenses before reductions	.95% A	.84%	.87%	.86%	.86%	.85%
Expenses net of fee waivers, if any	.95% A	.84%	.87%	.86%	.86%	.85%
Expenses net of all reductions	.94% A	.84%	.87%	.85%	.85%	.83%
Net investment income (loss)	1.95% A	2.64%	1.48%	1.36%	1.31%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,913	$ 17,436	$ 23,631	$ 44,781	$ 32,776	$ 41,595
Portfolio turnover rate G	381% A	100%	48%	68%	59%	98%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I A mount represents less than $.01 per share.

Financial Highlights - Investor Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 5.20	$ 11.54	$ 14.57	$ 12.98	$ 12.07
Income from Investment Operations
Net investment income (loss) E	.04	.20	.18	.16	.05
Net realized and unrealized gain (loss)	.36	(5.67)	(2.02)	1.86	.86
Total from investment operations	.40	(5.47)	(1.84)	2.02	.91
Distributions from net investment income	(.02)	(.14)	(.34)	(.17)	-
Distributions from net realized gain	-	(.74)	(.86)	(.27)	-
Total distributions	(.02)	(.88)	(1.20)	(.44)	-
Redemption fees added to paid in capital E	.01	.01	.01	.01	-J
Net asset value, end of period	$ 5.59	$ 5.20	$ 11.54	$ 14.57	$ 12.98
Total Return B,C,D	7.88%	(50.18)%	(13.60)%	16.12%	7.54%
Ratios to Average Net Assets F,I
Expenses before reductions	1.06% A	.94%	.99%	1.00%	1.18% A
Expenses net of fee waivers, if any	1.06% A	.94%	.99%	1.00%	1.18% A
Expenses net of all reductions	1.05% A	.94%	.99%	.99%	1.16% A
Net investment income (loss)	1.85% A	2.54%	1.36%	1.22%	.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,105	$ 12,012	$ 10,530	$ 13,030	$ 2,133
Portfolio turnover rate G	381% A	100%	48%	68%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

VIP Financial Services Portfolio (the Fund) is a fund of Variable Insurance Products Fund IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial staements were issued, August 13, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 7,597,492
Unrealized depreciation	(5,009,460)
Net unrealized appreciation (depreciation)	$ 2,588,032
Cost for federal income tax purposes	$ 45,598,062

Trading (Redemption) Fees. Shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $71,583,465 and $58,456,788, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 9,403
Investor Class	14,098
$ 23,501

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11,211 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $83 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,654 for the period.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net investment income
Initial Class	$ 50,459	$ 479,656
Investor Class	34,459	322,392
Total	$ 84,918	$ 802,048
From net realized gain
Initial Class	$ -	$ 1,682,600
Investor Class	-	788,864
Total	$ -	$ 2,471,464

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Initial Class
Shares sold	1,871,771	2,382,491	$ 8,659,986	$ 19,887,411
Reinvestment of distributions	11,735	265,220	50,459	2,162,256
Shares redeemed	(787,239)	(1,347,360)	(3,289,334)	(10,403,989)
Net increase (decrease)	1,096,267	1,300,351	$ 5,421,111	$ 11,645,678
Investor Class
Shares sold	1,862,293	1,944,613	$ 8,604,819	$ 15,854,880
Reinvestment of distributions	8,032	143,835	34,459	1,111,256
Shares redeemed	(764,469)	(691,630)	(3,411,549)	(5,026,261)
Net increase (decrease)	1,105,856	1,396,818	$ 5,227,729	$ 11,939,875

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management and Research (Hong Kong) Limited

Fidelity Management and Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VFSIC-SANN-0809
1.817370.104

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund IV's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for the Fund provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund IV

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 28, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 28, 2009